Yamana Acquisition - Assets Acquired and Liabilities Assumed (Details) - Yamana $ in Millions	Mar. 31, 2023 USD ($)
Assets acquired
Cash and cash equivalents	$ 259.5
Investments	59.5
Accounts receivable	20.4
Income tax receivables	19.4
Value added tax receivables	54.0
Inventories	247.5
Mineral properties, plant and equipment	5,054.4
Other assets	59.4
Liabilities assumed
Accounts payable	(215.3)
Income tax payables	(22.4)
Provision for closure and decommissioning liabilities	(244.0)
Litigation provisions	(34.6)
Lease obligations	(81.4)
Debt	(927.6)
Other long-term liabilities	(59.7)
Deferred taxes	(881.2)
Net assets acquired	3,307.9
Non-controlling interests	(484.9)
Net assets attributable to Pan American	2,823.0
Adjustments
Trade receivables	0.5
Other receivables	19.9
Senior notes
Liabilities assumed
Debt	(675.2)
Revolving Credit Facility
Liabilities assumed
Debt	(205.0)
MARA Loan
Liabilities assumed
Debt	(37.0)
Short-Term Loan
Liabilities assumed
Debt	$ (10.4)